Other gains, net - Summary of Other (losses)/gains, net (Parenthetical) (Details) - CNY (¥) ¥ in Millions	12 Months Ended
	Dec. 31, 2025	Dec. 31, 2024	Dec. 31, 2023	Mar. 31, 2025
Disclosure of other gains net [line items]
Sharing of ADS service fee	¥ 57	¥ 110	¥ 95
Gain on deemed disposal of investments	¥ 2,373
Consortium concerto
Disclosure of other gains net [line items]
Effective equity interest		10.00%
Universal Music Group
Disclosure of other gains net [line items]
Effective equity interest		20.00%		2.00%